UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

The Nottingham Investment Trust II
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                              (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

with a copy to:
The Law Offices of John H. Lively & Associates, Inc.
 A Member Firm of the 1940 Act Law Group
 2041 West 141st Terrace, Suite 119
 Leawood, KS 66224

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2010
	Shares or	Coupon /	Maturity	Value
	Principal	Discount Rate	Date	(Note 1)

UNITED STATES AGENCY & RELATED OBLIGATIONS - 46.56%
Alter Barge Line Title XI	208,000	6.000%	3/1/2026	$240,831
* Ecuador Government AID Bond	24,390	7.050%	5/1/2015	28,222
Federal Home Loan Banks	150,000	4.875%	5/17/2017	170,837
Federal Home Loan Mortgage Corp	325,000	3.750%	3/27/2019	339,080
Israel Government AID Bond	150,000	5.500%	9/18/2033	172,776
JPMorgan Chase TLGP	250,000	2.125%	6/22/2012	256,461
Matson Navigation Co Inc Title XI	481,000	5.337%	9/4/2028	527,200
Morgan Stanley TLGP	250,000	1.950%	6/20/2012	255,554
Perforadora Central SA de CV Title XI	255,071	5.240%	12/15/2018	285,776
Private Export Funding Corp	175,000	4.300%	12/15/2021	182,606
Reinauer Maritime Co LLC Title XI	544,000	5.875%	11/30/2026	629,615
Rowan Cos Inc Title XI	249,994	2.800%	10/20/2013	249,424
SBA Series 1992-20H	41,021	7.400%	8/1/2012	41,937
SBA Series 1995-20-L	46,706	6.450%	12/1/2015	50,015
SBA Series 1997-20A	38,313	7.150%	1/1/2017	41,592
SBA Series 1998-20B	118,458	6.150%	2/1/2018	128,351
SBA Series 1999-20I	114,453	7.300%	9/1/2019	125,853
SBA Series 2000-20K	289,528	7.220%	11/1/2020	318,125
SBA Series 2001-20A	221,923	6.290%	1/1/2021	240,241
SBA Series 2001-20K	349,707	5.340%	11/1/2021	374,105
SBA Series 2002-10B	128,745	5.300%	3/1/2012	131,254
SBA Series 2002-20H	135,631	5.310%	8/1/2022	145,338
SBA Series 2003-10B	171,461	3.390%	3/1/2013	174,446
SBA Series 2004-20D	142,978	4.770%	4/1/2024	152,022
SBA Series 2005-20B	214,910	4.625%	2/1/2025	228,102
SBA Series 2005-20L	126,375	5.390%	12/1/2025	137,197
SBA Series 2006-20H	144,160	5.700%	8/1/2026	159,792
SBA Series 2006-20K	448,312	5.360%	11/1/2026	489,389
SBA Series 2007-20A	152,187	5.320%	1/1/2027	166,073
SBA Series 2007-20G	98,940	5.820%	7/1/2027	109,892
SBA Series 2008-20A	166,843	5.170%	1/1/2028	181,979
SBA Series 2008-20A	161,139	5.560%	9/1/2027	177,815
SBA Series 2008-20C	187,123	5.490%	3/1/2028	204,115
SBA Series 2008-20D	164,802	5.370%	4/1/2028	179,892
SBA Series 2008-20E	104,911	5.490%	5/1/2028	115,063
SBA Series 2008-20I	192,319	5.600%	9/1/2028	211,188
SBA Series 2009-20C	93,619	4.660%	3/1/2029	100,485
SBA Series 2009-20F	137,075	4.950%	6/1/2029	148,281
Sterling Equipment Title XI	218,103	6.125%	9/28/2019	244,533
Tennessee Valley Authority	150,000	4.650%	6/15/2035	151,995

Total United States Agency & Related Obligations (Cost $7,817,589)				8,267,452

				(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2010
		Shares or	Coupon /	Maturity	Value
		Principal	Discount Rate	Date	(Note 1)

MORTGAGE-BACKED SECURITIES - 19.06%
	Fannie Mae Grantor Trust 2001-T2 A	67,749	5.780%	11/25/2010	$67,724
	Fannie Mae Pool #745275	155,150	4.940%	5/1/2019	170,452
*	Fannie Mae Pool #AD0166	148,570	4.875%	8/1/2019	164,783
*	Fannie Mae Pool #AD0342	148,801	4.639%	10/1/2019	160,829
	Fannie Mae Pool #AD0786	199,325	4.501%	1/1/2020	215,605
	Fannie Mae Pool #874210	174,718	4.600%	4/1/2020	187,926
	Fannie Mae Pool #874201	124,734	5.260%	1/1/2025	134,020
	Fannie Mae Pool #958737	194,530	5.000%	2/1/2036	206,484
	Fannie Mae Pool #888829	57,971	5.832%	6/1/2037	62,390
	Fannie Mae Pool #926050	197,165	5.000%	4/1/2038	208,930
	Fannie Mae Pool #AA3414	170,516	4.500%	3/1/2039	177,049
	Fannie Mae Pool #931293	147,952	6.000%	6/1/2039	161,506
*	Federal Agricultural Mortgage Corp	262,384	6.765%	4/25/2013	281,986
*	FHA Downtowner Apts	17,793	8.38%	11/1/2011	17,838
*	FHA Reilly #046	10,234	6.51%	6/1/2014	9,948
*	FHA USGI #87	32,165	7.43%	8/1/2023	32,088
	Ginnie Mae II pool #3665	366,026	5.500%	1/20/2035	397,888
*	Ginnie Mae II pool #4441	216,083	5.000%	5/20/2039	232,237
	Ginnie Mae Trust 2005-32B	13,056	3.942%	8/16/2025	13,173
	Ginnie Mae Trust 2009-114A	148,714	3.103%	12/16/2038	152,962
	Ginnie Mae Trust 2009-27B	175,000	4.353%	2/16/2041	184,612
	Ginnie Mae Trust 2005-32B	141,350	4.385%	8/16/2030	143,687

Total Mortgage-Backed Securities (Cost $3,224,265)					3,384,117

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.05%
	Citigroup/Deutsche Bank CMT 2006-CD3 AJ	655,000	5.688%	10/15/2048	485,553
	JP Morgan Chase CMS 2006-CB17 A3	300,000	5.450%	12/12/2043	318,868
	Merrill Lynch/Countrywide CMT 2006-3 AM	320,000	5.456%	7/12/2046	270,803

Total Commercial Mortgage-Backed Securities (Cost $1,178,604)					1,075,224

CORPORATE OBLIGATIONS - 25.50%

Financials - 5.57%
	Ally Financial Inc	175,000	6.875%	8/28/2012	174,618
	Provident Cos Inc	375,000	7.000%	7/15/2018	398,527
	USB Capital IX	275,000	6.189%	12/29/2049	198,357
	Wachovia Capital Trust III	275,000	5.800%	3/15/2042	218,625
					990,127

					(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2010
		Shares or	Coupon /	Maturity	Value
		Principal	Discount Rate	Date	(Note 1)

Industrials - 14.83%
	American Airlines Pass Through Trust 2001-01	344,419	6.977%	5/23/2021	$282,424
*	Burlington Northern & Santa Fe Railway 1998-CTR	212,330	6.230%	7/2/2018	244,118
	Continental Airlines Inc	264,409	7.707%	4/2/2021	271,019
	CSXT TRUST 1998 A	300,000	6.550%	6/15/2013	333,278
	CVS Pass-Through Trust	182,932	6.036%	12/10/2028	187,099
*	Federal Express Corp 1999 Pass Through Trust	105,043	7.650%	1/15/2022	133,555
	Ford Motor Credit Co LLC	250,000	7.375%	2/1/2011	254,681
	GATX Financial Corp	500,000	6.273%	6/15/2011	514,035
	Pulte Group Inc	325,000	5.250%	1/15/2014	314,437
*	Union Pacific Railroad Co 2001 Pass Through Trust	83,783	6.630%	1/27/2022	98,669
					2,633,315
Utilities - 5.10%
	Commonwealth Edison Co	200,000	5.900%	3/15/2036	217,786
	FPL Group Capital Inc	300,000	6.350%	10/1/2066	270,000
	Nevada Power Co	375,000	5.875%	1/15/2015	417,863
					905,649

Total Corporate Obligations (Cost $4,525,179)					4,529,091

INVESTMENT COMPANY - 0.90%
§	Dreyfus Treasury Cash Management, 0.00%	160,327			160,327

Total Investment Company (Cost $160,327)					160,327

Total Value of Investments (Cost $16,905,964) - 98.07%					$17,416,211

Other Assets Less Liabilities - 1.93%					342,857

Net Assets - 100%					$17,759,068

§	Represents 7 day effective yield
*	Securities valued using Matrix System (note 1)

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation				$875,648
	Aggregate gross unrealized depreciation				(365,401)

	Net unrealized appreciation				$510,247

					(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2010

Summary of Investments by Category
	% of Net
Category	Assets	Value
United States Agency & Related Obligations	46.56%	$8,267,452
Mortgage-Backed Securities	19.06%	3,384,117
Commercial Mortgage-Backed Securities	6.05%	1,075,224
Corporate Obligations	25.50%	4,529,091
Investment Company	0.90%	160,327
Total	98.07%	$17,416,211

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

This Schedule of Investments includes securities valued at $1,404,273 (7.91% of net assets) whose values have been estimated using a matrix pricing system approved by the Trust’s Board of Trustees.  When a security is valued using the matrix pricing system, the value for the security is determined by considering the yields of securities of comparable price, yield, yield curve, maturity, and relative risk, especially the current market yields of U.S. Treasury securities with similar remaining years to maturity.  The value for the security is then periodically recalibrated by use of an observable input such as a dealer quote.  The values estimated using the matrix pricing system may differ from the values that would have resulted from actual purchase and sale transactions.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

			(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2010

Note 1 - Investment Valuation - continued

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement. The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
US Agency Obligations	$ 8,267,452	$ -	$ 8,267,452	$ -
Mortgage-Backed Securities	3,384,117	-	3,324,243	59,874
Commercial Mortgage-Backed Securities	1,075,224	-	1,075,224	-
Corporate Obligations	4,529,091	-	4,529,091	-
Investment Company	160,327	-	160,327	-
Total	$17,416,211	$ -	$17,356,337	$ 59,874

The following is a reconciliation of the Fund's Level 3 investments in securities:

Balance, beginning of fiscal year			$65,479
	Accrued discounts / (premiums)		(11)
Realized gain (loss)			(29)
	Change in unrealized appreciation (depreciation)		142
Net purchases (sales)			(5,707)
Balance, end of current period			$59,874

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 94.72%

Business Services - 17.68%
*	ACI Worldwide, Inc.	760,680	$ 14,810,440
	Balchem Corp.	757,517	18,937,925
*	Concur Technologies, Inc.	389,052	16,604,739
*	Diodes, Inc.	1,046,328	16,605,225
ß	Dynamic Materials Corp.	980,161	15,721,782
*ß	IRIS International, Inc.	1,813,642	18,390,330
*	Nuance Communications, Inc.	780,420	11,667,279
*ß	PROS Holdings, Inc.	1,730,877	11,250,701
			123,988,421
Consumer Related - 12.56%
*	Dolby Laboratories, Inc. Cl. A	304,400	19,082,836
*	DTS, Inc.	581,483	19,113,346
*	Green Mountain Coffee Roasters, Inc.	807,201	20,745,066
*	Hittite Microwave Corp.	341,906	15,296,874
	PetMed Express, Inc.	776,535	13,822,323
			88,060,445
Industrial Products & Systems - 19.51%
*	ANSYS, Inc.	383,396	15,554,376
	CARBO Ceramics, Inc.	303,314	21,896,238
	Cognex Corp.	620,285	10,904,610
*	Dionex Corp.	138,540	10,315,688
*	FEI Co.	850,754	16,768,361
*	FLIR Systems, Inc.	678,982	19,751,586
*ß	Measurement Specialties, Inc.	1,151,930	15,781,441
	Sun Hydraulics Corp.	614,626	14,419,126
*ß	Symyx Technologies, Inc.	2,273,958	11,392,530
			136,783,956
Information/Knowledge Management - 18.58%
*	Accelrys, Inc.	615,738	3,971,510
ß	American Software, Inc. Cl. A.	1,128,693	5,214,562
	Blackbaud, Inc.	805,798	17,542,222
*	Manhattan Associates, Inc.	541,208	14,910,280
*	Medidata Solutions, Inc.	233,720	3,620,323
*	Netscout Systems, Inc.	1,073,384	15,263,520
	NIC, Inc.	2,397,837	15,370,135
	Quality Systems, Inc.	300,673	17,436,027
*	Rovi Corp.	525,560	19,923,980
*	Tyler Technologies, Inc.	1,098,196	17,044,002
			130,296,561

			(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Medical/Health Care - 19.99%
	*	Abaxis, Inc.	850,767	$ 18,231,937
	*	Affymetrix, Inc.	780,360	4,604,124
	*	Bruker Corp.	568,600	6,914,176
		Cantel Medical Corp.	391,845	6,543,812
	*	Gen-Probe, Inc.	419,695	19,062,547
	*	Immucor, Inc.	1,006,198	19,168,072
	*ß	Kensey Nash Corp.	618,374	14,661,648
	*	MedAssets, Inc.	819,627	18,916,991
		Meridian Bioscience, Inc.	1,078,329	18,331,593
		Techne Corp	239,163	13,739,914
				140,174,814
	Pharmaceuticals - 6.40%
	*	Albany Molecular Research, Inc.	632,927	3,272,233
	*	Human Genome Sciences, Inc.	130,874	2,965,605
	*	Incyte Corp., Ltd.	431,570	4,777,480
	*	Kendle International, Inc.	714,411	8,230,015
		Medicis Pharmaceutical Corp.	262,570	5,745,032
	*	Neogen Corp.	763,299	19,883,939
				44,874,304

		Total Common Stocks (Cost $550,508,240)		664,178,501

INVESTMENT COMPANY - 4.95%
	§	Dreyfus Cash Management, 0.13%		31,707,462
	§	Fidelity Institutional Money Market Funds, 0.25%		2,973,878

		Total Investment Company (Cost $34,681,340)		34,681,340

Total Value of Investments (Cost $585,189,580(a)) - 99.67%				$ 698,859,841

Other Assets Less Liabilities - 0.33%				2,311,101

	Net Assets - 100%			$ 701,170,942

*	Non-income producing investment
§	Represents 7 day effective yield
ß	Affiliated company - The Fund owns greater than 5% of this security. See Note 1 for more information.

				(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
				Value (Note 1)

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$ 165,831,644
Aggregate gross unrealized depreciation				(52,161,383)

	Net unrealized appreciation			$ 113,670,261

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Business Services	17.68%	$ 123,988,421
	Consumer Related	12.56%	88,060,445
	Industrial Products & Systems	19.51%	136,783,956
	Information/Knowledge
	Management	18.58%	130,296,561
	Medical/Health Care	19.99%	140,174,814
	Pharmaceuticals	6.40%	44,874,304
	Other	4.95%	34,681,340
	Total	99.67%	$ 698,859,841

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

				(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010

Note 1 - Investment Valuation - continued

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 664,178,501	$ 664,178,501	$ -	$ -
Investment Company	34,681,340	-	34,681,340	-
Total	$ 698,859,841	$ 664,178,501	$ 34,681,340	$ -

Affiliated Companies
An affiliated company is one that can have direct or indirect common ownership. The Fund owns greater than 5% of the companies listed in the below table below as of June 30, 2010.

Security	Number of Shares	Net Profit (Loss)	Dividends or Interest	Value

American Software, Inc.	1,128,693	-	-	$ 5,214,562
Dynamic Materials Corp.	980,161	-	-	15,721,782
IRIS International, Inc.	1,813,642	-	-	18,390,330
Kensey Nash Corp.	618,374	-	-	14,661,648
Measurement Specialties, Inc.	1,151,930	-	-	15,781,441
PROS Holdings, Inc.	1,730,877	-	-	11,250,701
Symyx Technologies, Inc.	2,273,958	-	-	11,392,530
TOTAL	9,697,635	-	-	$ 92,412,994

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 97.29%

Australian Equity - 1.68%
	Redflex Holdings Ltd	95,625	$184,219
			184,219
Bermuda Equities - 4.19%
*	Nabors Industries Ltd	13,288	234,135
	Tyco International Ltd	6,358	223,992
			458,127
Canadian Equities - 4.25%
	Canadian Natural Resources Ltd	8,366	277,767
	Le Chateau Inc	15,700	187,126
			464,893
Chinese Equities - 4.64%
	China Shineway Pharmaceutical Group Ltd	69,310	212,722
	Kingsoft Corp Ltd	272,000	132,730
	Ping An Insurance Group Co of China Ltd	19,600	161,966
			507,418
Egyptian Equity - 1.57%
Ω	Orascom Telecom Holding SAE	39,206	172,252
			172,252
Finland Equity - 2.04%
	Kone OYJ	5,562	222,806
			222,806
French Equities - 7.25%
*µ	Flamel Technologies SA	15,285	106,384
	Meetic	9,705	246,244
	Neopost SA	2,803	203,970
	Sanofi-Aventis SA	3,911	236,869
			793,467
German Equity - 1.66%
*	Bayerische Motoren Werke AG	3,705	181,875
			181,875
Hong Kong Equities - 4.62%
	Chaoda Modern Agriculture Holdings Ltd	198,000	195,783
	Esprit Holdings Ltd	56,904	310,198
			505,981
Indian Equity - 2.30%
Ω	LIC Housing Finance Ltd	5,866	252,019
			252,019

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Irish Equities - 4.95%
	DCC PLC	8,627	$195,790
*µ	ICON PLC	7,924	228,924
	Total Produce PLC	280,222	116,502
			541,216
Israeli Equity - 2.29%
µ	Teva Pharmaceutical Industries Ltd	4,814	250,280
			250,280
Italian Equity - 1.97%
	Azimut Holding SpA	25,812	215,573
			215,573
Japanese Equities - 15.48%
	Asatsu-DK Inc	7,072	181,534
	Japan Tobacco Inc	107	336,157
	Mitsubishi Estate Co Ltd	16,700	235,595
	Nissin Healthcare Food Service Co Ltd	5,937	77,442
	Rakuten Inc	388	281,366
	Sapporo Holdings Ltd	31,000	134,671
	Suruga Bank Ltd	15,800	144,964
*	Yamaha Motor Co Ltd	22,490	301,502
			1,693,231
Luxembourg Equity - 2.13%
	Millicom International Cellular SA	2,871	232,752
			232,752
Korean Equity - 1.60%
µ	SK Telecom Co Ltd	11,903	175,331
			175,331
Mexican Equities - 2.36%
µ	Fomento Economico Mexicano SAB de CV	4,788	206,602
	Wal-Mart de Mexico SAB de CV	23,436	51,559
			258,161
Netherlands Equity - 1.80%
	Wolters Kluwer NV	10,184	196,445
			196,445
Spanish Equity - 0.89%
	Grifols SA	9,446.00	97,452
			97,452
Singapore Equity - 2.55%
	UOB-Kay Hian Holdings Ltd	261,424	278,349
			278,349

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

South African Equity - 2.76%
µ	Sasol Ltd		8,555	$301,735
				301,735
Swiss Equities - 10.14%
	Nestle SA		6,563	317,830
	Nobel Biocare Holding AG		10,795	187,278
	Roche Holding AG		1,502	207,763
	The Swatch Group AG		760	216,105
*	Transocean Ltd		3,900	180,687
				1,109,663
Thailand Equity - 0.81%
	Thai Beverage PCL		444,000	88,838
				88,838
United Kingdom Equities - 12.25%
	BAE Systems PLC		48,479	227,021
	Barclays PLC		46,700	188,729
	Diageo PLC		14,640	231,805
	Management Consulting Group PLC Rights Shares		18,464	-
	Management Consulting Group PLC		424,599	155,389
	Reed Elsevier PLC		40,508	301,937
*	Southern Cross Healthcare Ltd		119,679	61,676
	United Business Media Ltd		23,448	174,076
				1,340,633
United States Equity - 1.11%
	Invesco Ltd		7,231	121,698
				121,698

	Total Common Stocks (Cost $10,637,956)			10,644,414

INVESTMENT COMPANY - 3.39%
§	Dreyfus Cash Management, 0.24%		370,958	370,958

	Total Investment Company (Cost $370,958)			370,958

Total Value of Investments (Cost $11,008,914) - 100.68%				$11,015,372

Liabilities in Excess of Other Assets - (0.68)%				(74,358)

Net Assets - 100%				$10,941,014

*	Non-income producing investment.	µ	American Depositary Receipt.
§	Represents 7 day effective yield.	Ω	Global Depositary Receipts.

				(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
			Value (Note 1)

The following acronyms and abbreviations are used in this portfolio:

AG - Aktiengesellschaft (German, & Switzerland)
NV - Naamloze Vennootschap (Dutch)
OYJ - Julkinen Osakeyhtiö (Finland)
PLC - Public Limited Company (Ireland & United Kingdom)
SA - Societe Anonyme (French & Switzerland)
SAB de CV - Convertible Securities (Mexican)
SAE - Societe Anonyme Egyptienne (Egyptian)
SpA - Societa Per Azioni (Italian)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,461,924
Aggregate gross unrealized depreciation			(1,457,260)

Net unrealized appreciation			$4,664

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	22.02%	$2,409,607
Consumer Staples	15.35%	1,679,746
Energy	9.09%	994,323
Financials	14.61%	1,598,893
Health Care	14.53%	1,589,347
Industrials	9.37%	1,024,999
Information Technology	7.01%	767,164
Telecommunication Services	5.31%	580,335
Other	3.39%	370,958
Total	100.68%	$11,015,372

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 10,644,414	$ 10,644,414	$ -	$ -
Investment Company	370,958	-	370,958	-
Total	$ 11,015,372	$ 10,644,414	$ 370,958	$ -

(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The values of each individual forward currency contract outstanding as of June 30, 2010, are disclosed in the table below.

Contracts to Buy (Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

(16,805) AUD	07/02/10	$(14,137)	$ 176
(12,346) CHF	07/02/10	(11,453)	(34)
(25,592) CHF	07/02/10	(23,743)	(71)
153,135 GBP	07/02/10	228,744	(2,291)
200,692 HKD	07/02/10	25,772	(17)
1,688,514 JPY	07/02/10	(19,102)	(33)
(405,132) MXP	07/01/10	(31,328)	475
		$154,753	$ (1,795)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 96.09%

Consumer Discretionary - 14.86%
	Coach, Inc.	7,841	$ 286,589
*	Dick's Sporting Goods, Inc.	8,280	206,089
	Family Dollar Stores, Inc.	5,588	210,612
*	NVR, Inc.	66	43,232
	Staples, Inc.	6,007	114,433
	Starbucks Corp.	7,807	189,710
*	Toll Brothers, Inc.	2,380	38,937
	Tractor Supply Co.	4,483	273,328
			1,362,930
Consumer Staples - 3.96%
*	Hansen Natural Corp.	3,703	144,824
*	Whole Foods Market, Inc.	6,053	218,029
			362,853
Energy - 4.75%
*	Cameron International Corp.	5,792	188,356
	Diamond Offshore Drilling, Inc.	3,978	247,392
			435,748
Financials - 3.10%
*	Stifel Financial Corp.	2,792	121,145
	T. Rowe Price Group, Inc.	3,664	162,645
			283,790
Health Care - 23.68%
*	Allscripts-Misys Healthcare Solutions, Inc.	11,941	192,250
*	Celgene Corp.	5,347	271,735
*	Covance, Inc.	5,389	276,563
*	IDEXX Laboratories, Inc.	3,812	232,151
	Meridian Bioscience, Inc.	8,499	144,483
*	Myriad Genetics, Inc.	6,925	103,529
*	Parexel International Corp.	11,472	248,713
μ	Shire PLC	3,614	221,827
*	St Jude Medical, Inc.	7,390	266,705
*	Waters Corp.	3,294	213,122
			2,171,078
Industrials - 18.30%
*	Copart, Inc.	6,155	220,411
	Expeditors International of Washington, Inc.	5,722	197,466
	Fastenal Co.	3,970	199,254
*	FLIR Systems, Inc.	12,603	366,621
	Iron Mountain, Inc.	8,164	183,363
	JB Hunt Transport Services, Inc.	4,147	135,483
	MSC Industrial Direct Co.	2,931	148,484
*	Quanta Services, Inc.	10,989	226,923
			1,678,005

			(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Information Technology - 23.82%
	*	Akamai Technologies, Inc.	4,766	$ 193,357
	*	ANSYS, Inc.	2,172	88,118
		Blackbaud, Inc.	9,027	196,518
	*	Citrix Systems, Inc.	4,522	190,964
	*	Concur Technologies, Inc.	2,441	104,182
	*	Diodes, Inc.	10,368	164,540
		Factset Research Systems, Inc.	2,729	182,816
	*	FEI Co.	3,163	62,343
	*	NetApp, Inc.	6,130	228,710
	*	Netezza Corp.	9,920	135,706
	*	Rovi Corp.	5,421	205,510
		The Western Union Co.	12,574	187,478
	*	Trimble Navigation Ltd.	8,706	243,768
				2,184,010
	Materials - 3.62%
		Ecolab, Inc.	4,211	189,116
		Sigma-Aldrich Corp.	2,870	143,012
				332,128

		Total Common Stocks (Cost $6,958,962)		8,810,542

INVESTMENT COMPANY - 3.79%
	§	Dreyfus Cash Management, 0.13%	347,886	347,886

		Total Investment Company (Cost $347,886)		347,886

Total Value of Investments (Cost $7,306,848(a)) - 99.88%				$ 9,158,428

Other Assets Less Liabilities - 0.12%				10,577

	Net Assets - 100%			$ 9,169,005

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

	The following acronyms are used in this portfolio:
	PLC - Public Limited Company (British)

				(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010
				Value (Note 1)

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$ 2,066,001
Aggregate gross unrealized depreciation				(214,421)

	Net unrealized appreciation			$ 1,851,580

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	14.86%	$ 1,362,930
	Consumer Staples	3.96%	362,853
	Energy	4.75%	435,748
	Financials	3.10%	283,790
	Health Care	23.68%	2,171,078
	Industrials	18.30%	1,678,005
	Information Technology	23.82%	2,184,010
	Materials	3.62%	332,128
	Other	3.79%	347,886
	Total	99.88%	$ 9,158,428

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

				(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2010

Note 1 - Investment Valuation (continued)

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 8,810,542	$ 8,810,542	$ -	$ -
Investment Company	347,886	-	347,886	-
Total	$ 9,158,428	$ 8,810,542	$ 347,886	$ -

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)	/s/ Angela D. Mincher Angela D. Mincher Treasurer, Assistant Secretary, and Principal Financial Officer

Date: August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Douglas S. Folk Douglas S. Folk President and Principal Executive Officer, EARNEST Partners Fixed Income Trust

Date: August 27, 2010

By: (Signature and Title)
/s/ Keith A. Lee
Keith A. Lee
Trustee, The Nottingham Investment Trust II
Vice President and Principal Executive Officer,
The Brown Capital Management Small Company
Fund, The Brown Capital Management
International Equity Fund, and The Brown
Capital Management Mid-Cap Fund

Date: August 23, 2010

By: (Signature and Title)	/s/ Angela D. Mincher Angela D. Mincher Treasurer, Assistant Secretary, and Principal Financial Officer, The Nottingham Investment Trust II

Date: August 20, 2010